Trade and Other payables and Other Current Liabilities (Details) - Schedule of Trade and Other Payables and Other Current Liabilities - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade And Other Payables and other Current Liabilities [Abstract]
Trade payables – third parties		$ 2,113,401	$ 2,060,856
Accrued salaries and bonus		603,112	515,758
Other payables, accrued customer claims, cash loss and shortage	[1]	300,337	57,381
Trade and other payables		3,016,850	2,633,995
Output VAT and other taxes payable		100,166	118,125
Accrued Expenses		639,556	522,059
Payroll Payable		925,142	979,027
Provision for stock-based compensation expense	[2]	830,000
Other Payables		419,964	289,494
Deferred revenue		256,815	568,664
Other current liabilities		$ 3,171,643	$ 2,477,369

[1]	Includes a provision for penalty for failure to meet certain performance indicators as stipulated in certain customer contracts for approximately $10,000 and $11,800 respectively.
[2]	During the year ended December 31, 2023, management of the Company decided to grant restricted shares to officers and certain employees based on their performance in 2023 under the Company’s 2022 Equity Incentive Plan. The Board of Directors approved the number of restricted shares to be granted to each individual on March 14, 2024 (Note 20).